BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
BORROWINGS
Schedule of Bank Borrowings

The Group’s bank borrowings consist of the following:

	December 31,
	2020	2021
Short-term bank borrowings	$15,317	$—
Long-term bank borrowings, current portion	55,114	—
Total borrowings, current	70,431	—
Long-term bank borrowings, non-current portion	123,222	—
Total	$193,653	$—